Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Rent Obligations	The minimum rent obligations are approximately as follows:
Minimum
Year	Obligation
2017	$18,764
2018	76,179
2019	78,467
2020	60,320
$233,731

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2017	44,463	-	44,463
2018	22,989	-	22,989
2019	7,872	-	7,872
Total	$75,324	$-	$75,324